UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-2922

Waddell & Reed Advisors Cash Management, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Waddell & Reed Advisors Funds

Cash Management

      Semiannual Report
March 31, 2004

CONTENTS

3	President's Letter
5	Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
21	Notes to Financial Statements
25	Independent Auditors' Report

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Cash Management, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Cash Management, Inc. current prospectus.

PRESIDENT'S LETTER OF CASH MANAGEMENT

March 31, 2004

Dear Shareholder

The six-month period ended March 31, 2004 gave investors renewed optimism in the financial markets. After three down years, the stock markets rebounded nicely, ending 2003 with double-digit gains both here and abroad. Bond markets posted modest gains, which were positive as well.

Favorable conditions

A number of developments drove performance upward. Bush Administration policy initiatives caused the economy to improve sharply early in the third quarter of 2003. GDP rose more than eight percent from July to September. With the economy improving dramatically, corporate profits started to improve and stock prices followed profits.

As we began 2004, inflation remained well behaved and, while rising, is still quite low relative to long-term norms. Corporations tell us their businesses are strong. First quarter corporate profits will be up more than 20 percent from year-ago levels. The March new jobs report was well above consensus estimates. GDP for the first quarter has been reported at a 4.3 percent increase.

Looking ahead

We believe that there remain numerous benefits yet to play out for the economy from the action taken last year. The Federal Reserve appears determined to keep interest rates low. As much as $80 billion from tax rebates will go into consumer pockets in the first half of 2004. Finally, we believe that the dollar decline will shortly start to have a positive impact on export growth.

Further, we feel that there are some new developments that will likely help the economy. I believe we will see some improvement in capital spending because accelerated depreciation schedules, part of the stimulus package, expire at year-end. Also, business has been satisfying greater than expected consumer demand by drawing down inventories. Replenishing these have now become necessary, further boosting industrial production as this occurs.

Of course there are always some wild cards that come into play when looking forward. If inflation begins to rear its ugly head in the form of meaningful acceleration in wages and salaries there is a risk that the Fed will have to back off of its current easy stance on interest rates. As of now, there are no signs of this occurring.

The outcome of the presidential election will be important. Should President Bush not be reelected, there would be concern over his tax initiatives being reversed. Lower withholding rates, the elimination of estate taxes and the reduction in capital gains and dividend income tax rates have all had a very positive impact on the economy.

Finally, until recently, China has been thought of as the icing on the world economic growth reacceleration cake. Some now argue that China is the cake. Important incremental demand is coming from China. China may be overheating and a slowdown is possible. World growth expectations might then get modified.

Caveats aside, it looks as if the first half of the 2004 economy will be quite strong. The second half of the year should also be solid in our opinion. Of course, none of this is a sure thing. Whichever way the financial markets turn, we firmly believe that the best way to achieve your long-term financial goals is to develop and maintain a personal financial plan. It's also important to keep in mind that while markets change, the basic principles of investing do not. Diversifying your portfolio, maintaining a long-term perspective and periodically reviewing your asset allocation can help you manage market fluctuations and more effectively work toward your goals

Questions and comments

In the following pages of this report, you will find the portfolio holdings and financial highlights for your Fund. If you have any questions or comments regarding this semiannual report or your investment in Waddell & Reed Advisors Funds, please contact your financial advisor or call us at 1.888.WADDELL. You can visit us online at www.waddell.com for the most current performance information.

Thank you for your continuing confidence in the Waddell & Reed Advisors Funds.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

Please remember that an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

THE INVESTMENTS OF CASH MANAGEMENT

March 31, 2004

CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposit - 2.86%
Citibank, N.A.,
1.045%, 5-12-04	$10,500	$10,500,000
Wells Fargo & Company,
1.02%, 4-27-04	9,000	9,000,000

		19,500,000

Commercial Paper
Banks - 6.26%
Bank of America Corporation,
1.02%, 4-5-04	2,000	1,999,773
Bank of America, N.A.,
1.04%, 4-5-04	14,900	14,898,278
Citicorp,
1.03%, 4-6-04	25,750	25,746,316

		42,644,367

Beverages - 2.93%
Diageo Capital plc:
1.03%, 4-28-04	10,000	9,992,275
1.04%, 5-13-04	10,000	9,987,867

		19,980,142

Containers - 0.88%
Bemis Company, Inc.,
1.03%, 4-5-04	6,000	5,999,313

Finance Companies - 2.22%
Ciesco, LLC,
1.02%, 5-10-04	14,700	14,683,756
PACCAR Financial Corp.:
1.03%, 4-26-04	185	184,868
1.03%, 5- 4-04	230	229,783

		15,098,407

Food and Related - 1.88%
Archer Daniels Midland Company:
1.07%, 4-1-04	9,033	9,033,000
1.02%, 4-6-04	3,000	2,999,575
Golden Peanut Co.,
1.03%, 4-7-04	750	749,871

		12,782,446

Health Care - Drugs - 6.95%
Alcon Capital Corporation (Nestle S.A.):
1.03%, 4-15-04	1,200	1,199,519
1.08%, 5-3-04	300	299,712
GlaxoSmithKline Finance plc:
1.01%, 4-7-04	22,000	21,996,297
1.02%, 4-7-04	11,000	10,998,130
Pfizer Inc.,
1.02%, 4-26-04	12,900	12,890,863

		47,384,521

Household - General Products - 2.92%
Fortune Brands Inc.:
1.02%, 4-5-04	4,000	3,999,547
1.03%, 4-6-04	7,000	6,998,999
1.03%, 4-19-04	8,900	8,895,417

		19,893,963

Motor Vehicles - 0.88%
Harley-Davidson Funding Corp.,
1.05%, 4-6-04	6,000	5,999,125

Multiple Industry - 4.96%
BOC Group Inc. (DE):
1.02%, 4-12-04	1,293	1,292,597
1.03%, 4-12-04	6,341	6,339,004
General Electric Capital Corporation:
1.02%, 4-8-04	9,480	9,478,120
1.02%, 4-27-04	7,200	7,194,696
1.02%, 5-18-04	9,500	9,487,349

		33,791,766

Publishing - 1.83%
Gannett Co., Inc.,
1.01%, 4-26-04	12,500	12,491,233

Security and Commodity Brokers - 0.18%
UBS Finance Delaware LLC,
1.06%, 4-1-04	1,211	1,211,000

Utilities - Telephone - 1.84%
SBC International Inc.:
1.02%, 4-20-04	2,050	2,048,896
1.03%, 4-20-04	4,000	3,997,826
1.02%, 4-26-04	6,500	6,495,396

		12,542,118

Total Commercial Paper - 33.73%		229,818,401

Notes
Banks - 2.33%
NationsBanc Corp.,
6.875%, 2-15-05	7,500	7,853,181
Wells Fargo & Company,
1.1175%, 1-3-05	8,000	8,000,000

		15,853,181

Beverages - 2.11%
Diageo Capital plc,
6.625%, 6-24-04	14,221	14,396,713

Business Equipment and Services - 1.33%
Berkeley Hills Country Club, Inc. (Wachovia Bank),
1.16%, 4-8-04	7,970	7,970,000
Playworld Systems Incorporated (Wachovia Bank),
1.16%, 4-7-04	1,115	1,115,000

		9,085,000

Finance Companies - 0.06%
DBSI First Mortgage 1997 Corp. (United States National Bank of Oregon),
1.13%, 4-8-04	400	400,000

Food and Related - 0.85%
Butter Krust Baking Company, Inc. (Wachovia Bank),
1.19%, 4-8-04	2,550	2,550,000
Cheney Bros, Inc. (Wachovia Bank),
1.16%, 4-8-04	3,250	3,250,000

		5,800,000

Furniture and Furnishings - 0.52%
Capo & Sons Corporation (Wachovia Bank),
1.16%, 4-8-04	3,565	3,565,000

Health Care - Drugs - 4.98%
Merck & Co., Inc.,
4.484%, 2-22-05 (A)	33,000	33,939,893

Health Care - General - 1.17%
ACTS Retirement - Life Communities, Inc.,
Variable Rate Demand Bonds, Series 2003A,
1.09%, 4-8-04	8,000	8,000,000

Hospital Supply and Management - 1.04%
Autumn House at Powder Mill, Inc. (Suntrust Bank),
1.12%, 4-8-04	1,450	1,450,000
Meriter Management Services, Inc. (U.S. Bank
Milwaukee, National Association),
1.17%, 4-7-04	5,600	5,600,000

		7,050,000

Leisure Time Industry - 1.06%
Ansley Golf Club, Inc. (Wachovia Bank),
1.16%, 4-8-04	7,205	7,205,000

Multiple Industry - 1.22%
General Electric Capital Corporation,
6.5%, 1-25-05	8,000	8,327,593

Real Estate Investments Trusts - 0.47%
Handy, L.C. (U.S. Bank, National Association),
1.18%, 4-8-04	3,180	3,180,000

Retail - General Merchandise - 6.14%
Target Corporation,
7.5%, 2-15-05	4,510	4,748,226
Wal-Mart Stores, Inc.:
5.199%, 6-1-04	27,600	27,787,578
1.0775%, 2-22-05	9,300	9,303,194

		41,838,998

Retail - Specialty Stores - 0.24%
El Dorado Enterprises of Miami, Inc. (Wachovia Bank),
1.16%, 4-8-04	1,635	1,635,000

Trucking and Shipping - 0.06%
Volpe Family Partnership, L.P.
(Wachovia Bank),
1.14%, 4-8-04	430	430,000

Utilities - Telephone - 6.39%
BellSouth Corporation,
4.16%, 4-26-04 (A)	22,000	22,040,393
SBC Communications Inc.,
4.18%, 6-5-04 (A)	21,350	21,460,995

		43,501,388

Total Notes - 29.97%		204,207,766

TOTAL CORPORATE OBLIGATIONS - 66.56%		$453,526,167

(Cost: $453,526,167)

MUNICIPAL OBLIGATIONS

Alabama - 0.55%
The Industrial Development Board of the City of Dothan, Alabama's Taxable Adjustable/Fixed Rate Industrial Revenue Bonds, Series 1999 (Dunbarton Project), (Wachovia Bank),
1.16%, 4-8-04	3,775	3,775,000

California - 7.20%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds: Air Products and Chemicals, Inc./Wilmington Facility, Taxable Series 1997A,
1.07%, 6-2-04	21,200	21,200,000
Air Products Manufacturing Corporation, Taxable Series 1997A,
1.07%, 6-2-04	13,100	13,100,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
1.08%, 4-7-04	9,450	9,450,000
Port of Oakland, California, Commercial Paper Notes, Series F (Taxable),
1.07%, 6-8-04	3,000	2,993,937
California Statewide Communities Development Authority, Variable Rate Demand, Taxable Multifamily Housing Revenue Bonds (La Puenta Apartments), 2001 Series JJ-T (U.S. Bank, National Association),
1.42%, 4-2-04	2,315	2,315,000

		49,058,937

Colorado - 0.74%
Colorado Agricultural Development Authority, Adjustable Rate Industrial Development Revenue Bonds (Royal Crest Dairy, Inc. Project), Series 1998 (UMB Bank Colorado),
1.4%, 4-7-04	3,600	3,600,000
Kit Carson County, Colorado, Architectural Development Revenue Bonds (Taxable), (Midwest Farms, L.L.C. Project), Series 1997 (Wells Fargo Bank),
1.08%, 4-8-04	1,440	1,440,000

		5,040,000

District of Columbia - 0.41%
District of Columbia Revenue Bonds, American Society for Microbiology Project, Series 1999B (Taxable), (First Union National Bank),
1.14%, 4-8-04	2,775	2,775,000

Kansas - 1.08%
City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 (U.S. Bank, National Association),
1.12%, 4-2-04	7,350	7,350,000

Maine - 0.61%
Finance Authority of Maine, Taxable Electric Rate Stabilization Revenue Notes, Series 1998A (Maine Public Service Company), (AMBAC Assurance Corporation),
1.1%, 4-7-04	4,180	4,180,000

Maryland - 2.13%
Mayor and City Council of Baltimore (City of Baltimore, Maryland), General Obligation Bonds, Consolidated Public Improvement Bonds: Series 2003C (Variable Rate Demand/Taxable),
1.09%, 4-8-04	11,650	11,650,000
Series 2003D (Variable Rate Demand/Taxable),
1.09%, 4-8-04	2,850	2,850,000

		14,500,000

New York - 2.03%
The City of New York, General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale, New York Branch),
1.03%, 4-6-04	13,845	13,845,000

Pennsylvania - 0.39%
Berks County Industrial Development Authority, Federally-Taxable Variable Rate Demand/Fixed Rate Revenue Bonds (Tray-Pak Corp. Project), Series B of 2001 (Wachovia Bank),
1.14%, 4-8-04	2,635	2,635,000

Rhode Island - 0.50%
Rhode Island Economic Development Corporation, Taxable Variable Rate Economic Development Revenue Bonds (AAA Southern New England Project), Series 1998 (Wachovia Bank),
1.16%, 4-8-04	3,435	3,435,000

Texas - 1.21%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995,
1.05%, 5-11-04	8,250	8,250,000

Washington - 1.93%
Washington State Housing Finance Commission: Taxable Variable Rate Demand Multifamily Revenue Bonds: Springfield Meadows Apartments Project, Series 2001B (U.S. Bank, National Association),
1.12%, 4-2-04	4,400	4,400,000
Brittany Park Project, Series 1996B (U.S. Bank of Washington, National Association),
1.12%, 4-8-04	2,955	2,955,000
Country Club Apartments Project, Series 2001B
(U.S. Bank, National Association),
1.22%, 4-2-04	2,145	2,145,000
Taxable Variable Rate Demand Nonprofit Revenue
Bonds, Virginia Mason Research Center Project,
Series 1997B (U.S. Bank, National Association),
1.13%, 4-8-04	1,780	1,780,000

Washington Economic Development Finance Authority, Taxable Variable Rate       Demand Industrial Revenue Bonds (Tonkin Building Associates, LLC
      Project), Series 1997B (U.S. Bank of Washington, National Association),

1.13%, 4-8-04	1,515	1,515,000
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
1.13%, 4-8-04	351	351,000

		13,146,000

Wisconsin - 1.11%
Town of Wood River, Wisconsin, Variable Rate Demand Industrial Development Revenue Bonds (Burnett Dairy Cooperative Project), Series 2001B (U.S. Bank, National Association),
1.12%, 4-2-04	5,630	5,630,000
Village of Oregon, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Five K Partnership and Wisco Industries, Inc. Project), Series 2001B (U.S. Bank,National Association),
1.13%, 4-8-04	1,920	1,920,000

		7,550,000

TOTAL MUNICIPAL OBLIGATIONS - 19.89%		$135,539,937

(Cost: $135,539,937)

UNITED STATES GOVERNMENT SECURITIES

Federal Farm Credit Banks,
1.1%, 5-14-04	4,250	4,249,622
Federal Home Loan Bank:
1.51%, 2-2-05	5,400	5,399,537
1.3%, 2-23-05	7,200	7,200,000
1.47%, 3-1-05	10,000	10,000,000
Federal Home Loan Mortgage Corporation,
4.875%, 4-16-04	1,000	1,001,510
Overseas Private Investment Corporation:
1.08%, 4-7-04	26,803	26,802,500
1.09%, 4-7-04	34,465	34,465,116

TOTAL UNITED STATES GOVERNMENT SECURITIES - 13.08%		$89,118,285

(Cost: $89,118,285)

TOTAL INVESTMENT SECURITIES - 99.53%	$678,184,389
(Cost: $678,184,389)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.47%	3,174,316

NET ASSETS - 100.00%	$681,358,705

Notes to Schedule of Investments

(A)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the total value of these securities amounted to $77,441,281 or 11.37% of net assets.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

STATEMENT OF ASSETS AND LIABILITIES

CASH MANAGEMENT
March 31, 2004
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost-$678,184) (Note 1)	$678,184
Cash	3,199
Receivables:
Fund shares sold	4,295
Interest	3,840
Prepaid and other assets	136

Total assets	689,654

LIABILITIES
Payable to Fund shareholders	8,019
Accrued shareholder servicing (Note 2)	239
Accrued accounting and administrative services fees (Note 2)	15
Dividends payable	14
Accrued management fee (Note 2)	8
Accrued distribution fee (Note 2)	-	*
Accrued service fee (Note 2)	-	*

Total liabilities	8,295

Total net assets	$681,359

NET ASSETS
$0.01 par value capital stock, authorized - 5,000,000;
Class A shares outstanding - 667,830
Class B shares outstanding - 7,970
Class C shares outstanding - 4,440
Waddell & Reed Money Market Class C shares outstanding - 1,119
Capital stock	$6,814
Additional paid-in capital	674,545

Net assets applicable to outstanding units of capital	$681,359

Net asset value, redemption and offering price per share for all classes	$1.00

*Not shown due to rounding.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

CASH MANAGEMENT
For the Six Months Ended March 31, 2004
(In Thousands)

INVESTMENT INCOME
Interest and amortization (Note 1B):	$4,470

Expenses (Note 2):
Shareholder servicing:
Class A	1,646
Class B	30
Class C	21
Waddell & Reed Money Market Class C	1
Investment management fee	1,561
Accounting and administrative services fees	102
Distribution fee:
Class B	42
Class C	26
Waddell & Reed Money Market Class C	5
Custodian fees	44
Service fee:
Class B	14
Class C	9
Waddell & Reed Money Market Class C	2
Audit fees	11
Legal fees	8
Other	146

Total	3,668
Less voluntary reimbursement of (Note 2):
Class B distribution and/or service fees	(50)
Class C distribution and/or service fees	(34)
Waddell & Reed Money Market Class C distribution and/or service fees	(3)

Total expenses	3,581

Net investment income	889

Net increase in net assets resulting from operations	$889

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

CASH MANAGEMENT
(In Thousands)

	For the six months ended 3-31-04	For the fiscal year ended 9-30-03

DECREASE IN NET ASSETS
Operations:
Net investment income	$889	$6,065

Net increase in net assets resulting from operations	889	6,065

Distributions to shareholders from net investment income (Note 1D)(1):
Class A	(888)	(6,051)
Class B	(1)	(9)
Class C	- *	(4)
Waddell & Reed Money Market Class C	- *	(1)

	(889)	(6,065)

Capital share transactions (Note 3)	(202,530)	(175,748)

Total decrease	(202,530)	(175,748)
NET ASSETS
Beginning of period	883,889	1,059,637

End of period	$681,359	$883,889

Undistributed net investment income	$-	$-

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 17 - 20.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

CASH MANAGEMENT
 Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,			For the fiscal period ended		For the fiscal year ended June 30,
	3-31-04		2003	2002	2001	9-30-00		2000	1999

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Net investment income	0.0012		0.0060	0.0139	0.0463	0.0148		0.0511	0.0455
Less dividends declared	(0.0012)		(0.0060)	(0.0139)	(0.0463)	(0.0148)		(0.0511)	(0.0455)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total return	0.12%		0.61%	1.39%	4.78%	1.50%		5.18%	4.67%
Net assets, end of period (in millions)	$668		$860	$1,038	$1,062	$875		$782	$667
Ratio of expenses to average net assets	0.91	%(1)	0.80%	0.78%	0.76%	0.81	%(1)	0.83%	0.83%
Ratio of net investment income to average net assets	0.23	%(1)	0.62%	1.37%	4.60%	5.92	%(1)	5.08%	4.54%

(1)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

CASH MANAGEMENT
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,			For the fiscal period ended		For the period from 9-9-99(1) to
	3-31-04		2003	2002	2001	9-30-00		6-30-00

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0001		0.0006	0.0047	0.0372	0.0133		0.0346
Less dividends declared	(0.0001)		(0.0006)	(0.0047)	(0.0372)	(0.0133)		(0.0346)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return	0.01%		0.06%	0.47%	3.83%	1.37%		3.43%
Net assets, end of period (in millions)	$8		$14	$13	$11	$2		$3
Ratio of expenses to average net assets including voluntary expense reimbursement	1.13	%(2)	1.34%	1.69%	1.66%	1.43	%(2)	1.67%(2)
Ratio of net investment income to average net assets including voluntary expense reimbursement	0.01	%(2)	0.06%	0.45%	3.49%	5.29	%(2)	4.49%(2)
Ratio of expenses to average net assets excluding voluntary expense reimbursement	2.02	%(2)	1.72%	-	-	-		-
Ratio of net investment loss to average net assets excluding voluntary expense reimbursement	-0.88	%(2)	-0.32%	-	-	-		-

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

CASH MANAGEMENT
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30			For the fiscal period ended		For the period from 9-9-99(1) to
	3-31-04		2003	2002	2001	9-30-00		6-30-00

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0001		0.0005	0.0047	0.0373	0.0126		0.0335
Less dividends declared	(0.0001)		(0.0005)	(0.0047)	(0.0373)	(0.0126)		(0.0335)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return	0.01%		0.05%	0.45%	3.83%	1.29%		3.32%
Net assets, end of period (in millions)	$4		$8	$7	$5	$1		$1
Ratio of expenses to average net assets including voluntary expense reimbursement	1.13	%(2)	1.34%	1.72%	1.65%	1.68	%(2)	1.82%(2)
Ratio of net investment income to average net assets including voluntary expense reimbursement	0.01	%(2)	0.05%	0.42%	3.57%	5.05	%(2)	4.45%(2)
Ratio of expenses to average net assets excluding voluntary expense reimbursement	2.09	%(2)	1.75%	-	-	-		-
Ratio of net investment loss to average net assets excluding voluntary expense reimbursement	-0.95	%(2)	-0.37%	-	-	-		-

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

CASH MANAGEMENT
Waddell & Reed Money Market Class C Shares(1)
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,			For the fiscal period ended		For the fiscal year ended June 30,
	3-31-04		2003	2002	2001	9-30-00		2000	1999

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Net investment income	0.0001		0.0006	0.0045	0.0378	0.0128		0.0426	0.0371
Less dividends declared	(0.0001)		(0.0006)	(0.0045)	(0.0378)	(0.0128)		(0.0426)	(0.0371)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total return	0.01%		0.06%	0.46%	3.89%	1.30%		3.86%	3.79%
Net assets, end of period (in millions)	$1		$2	$2	$3	$7		$9	$5
Ratio of expenses to average net assets including voluntary expense reimbursement	1.13	%(2)	1.36%	1.67%	1.61%	1.57	%(2)	1.77%	1.60%
Ratio of net investment income to average net assets including voluntary expense reimbursement	0.01	%(2)	0.06%	0.53%	4.03%	5.15	%(2)	4.63%	3.77%
Ratio of expenses to average net assets excluding voluntary expense reimbursement	1.66	%(2)	1.56%	-	-	-		-	-
Ratio of net investment loss to average net assets excluding voluntary expense reimbursement	-0.52	%(2)	-0.14%	-	-	-		-	-

(1)See Note 3.
(2)Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2004

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Cash Management, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek maximum current income to the extent consistent with stability of principal by investing in a portfolio of money market instruments meeting specified quality standards. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - The Fund invests only in money market securities with maturities or irrevocable put options within 397 days. The Fund uses the amortized cost method of security valuation which is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses, if any, are calculated on the identified cost basis. Interest income is recorded on the accrual basis.

C. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, no provision has been made for Federal income taxes.

D. Dividends to shareholders - All of the Fund's net income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Dividends are declared from the total of net investment income, plus or minus realized gains or losses on portfolio securities. Since the Fund does not expect to realize any long-term capital gains, it does not expect to pay any capital gains distributions.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.40% of net assets. The Fund accrues and pays this fee daily.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

Under the Shareholder Servicing Agreement, with respect to Class A, Class B, Class C and Waddell & Reed Money Market Class C shares, the Fund pays WRSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month and, for Class A shares, $0.75 for each shareholder check it processes. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class B, Class C and Waddell & Reed Money Market Class C shares, respectively. Under the plans, the Fund pays W&R daily a distribution fee not to exceed, on an annual basis, 0.75% of the net assets of the affected class and a service fee not to exceed, on an annual basis, 0.25% of the net assets of the affected class. In the current environment of low interest rates, W&R has voluntarily agreed to reimburse sufficient distribution and service fees to any class of the Fund in order to insure the yield of that class remains at or above 0.01%. During the period ended March 31, 2004, W&R voluntarily reimbursed the distribution and service fees as shown in the following table. Amounts shown are in thousands.

Class B	$50
Class C	34
Waddell & Reed Money Market Class C	3

During the period ended March 31, 2004, W&R received no front-end sales commissions.

During the period ended March 31, 2004, W&R received $81,058 and $3,876 in deferred sales charges for Class B and Class C Shares, respectively.

The Fund paid Directors' fees of $22,381, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Multiclass Operations

The Fund currently offers three classes of shares: Class A, Class B and Class C. Each class represents an interest in the same assets of the Fund and differs as follows: each class of shares has exclusive voting rights on matters appropriately limited to that class; Class B and Class C shares are subject to a CDSC and to an ongoing distribution and service fee. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Waddell & Reed Money Market Class B shares were combined with Waddell & Reed Money Market Class C shares effective March 24, 2000 and were redesignated Waddell & Reed Money Market Class C shares. As of June 30, 2000, Waddell & Reed Money Market Class C shares were closed to direct investment. As of December 1, 2003, Class B and Class C shares were closed to direct investment. Investments via exchange into Class B and Class C shares are permitted.

Transactions in capital stock are summarized below. Amounts are in thousands. The number of shares transacted during the periods corresponds to the dollar amounts included in this table because share transactions are recorded at $1.00 per share.

	For the six months ended 3-31-04		For the fiscal year ended 9-30-03

Value issued from sale of shares:
Class A
	$595,002		$1,802,978
Class B
	8,131		24,363
Class C
	6,050		24,013
Waddell & Reed Money Market Class C	-		-
Value issued from reinvestment of dividends:
Class A
	863		5,821
Class B
	-	*	8
Class C
	-	*	4
Waddell & Reed Money Market Class C	-	*	1
Value redeemed:
Class A
	(787,942)		(1,986,945)
Class B
	(14,078)		(23,075)
Class C
	(10,080)		(22,399)
Waddell & Reed Money Market Class C
	(476)		(517)

Decrease in outstanding capital	$(202,530)		$(175,748)

*Not shown due to rounding.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Cash Management, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Cash Management, Inc. (the "Fund"), as of March 31, 2004, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2003, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Cash Management, Inc. as of March 31, 2004, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2003, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 14, 2004

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund, Inc.

FOR MORE INFORMATION:

Contact your financial advisor, or your

local office as listed on your

Account Statement, or contact:

WADDELL & REED
CLIENT SERVICES
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, KS
66201-9217
Toll-Free (800) 366-5465
Local (913) 236-1303

Our INTERNET address is:

http://www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1010SA (3-04)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Cash Management, Inc.
(Registrant)

By         /s/Kristen A. Richards
         Kristen A. Richards, Vice President and Secretary

Date June 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/Henry J. Herrmann
         Henry J. Herrmann, President and Principal Executive Officer

Date June 8, 2004

By         /s/Theodore W. Howard
         Theodore W. Howard, Treasurer and Principal Financial Officer

Date June 8, 2004